Summary of Significant Accounting Policies - Schedule of Disaggregation of Groups Long-Lived Assets by Geographic Area (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Disaggregation of Groups Long-Lived Assets by Geographic Area [Line Items]
Total long-lived assets	$ 4,022	$ 8,913
The United States [Member]
Schedule of Disaggregation of Groups Long-Lived Assets by Geographic Area [Line Items]
Total long-lived assets	116	151
The United Arab Emirates [Member]
Schedule of Disaggregation of Groups Long-Lived Assets by Geographic Area [Line Items]
Total long-lived assets	1,847	6,125
Mainland China [Member]
Schedule of Disaggregation of Groups Long-Lived Assets by Geographic Area [Line Items]
Total long-lived assets	$ 2,059	$ 2,637